UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2000
Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 28-6942__

The institutional investment manager filing this report and The person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100_
Signature, Place, and Date of Signing:

Claudia Belmessieri Menlo Park, CA February 13, 2001

Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT[MWW1].

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      38
Form 13F Information Table Value Total:       $128,147

List of Other Included Managers:

No.   13F File Number        Name


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                                                          FORM 13F INFORMATION TABLE
                               CLASS            VALUE           PRN INVST  OTH    VOTING AUTORITY
NAME OF ISSUER                 TITLE  CUSIP NO  (x$1000) SHARES AMT DSCRT  MGR    SOLE    SHARED   NONE
------------------------------ ------ --------- -------- -------- --- ---- -------  -------- -------- --------

Agilent Technologies Inc.      COM    00846U101  1632     29805 SH  SOLE             29805     0        0
American Int'l Group Inc.      COM    026874107  5186     52615 SH  SOLE             52615     0        0
AMGEN Inc.                     COM    031162100  4957     77530 SH  SOLE             77530     0        0
Avalon Bay Communities Inc.    COM    053484101  5490    109535 SH  SOLE             109535    0        0
Boston Properties Inc          COM    101121101  4030     92650 SH  SOLE             92650     0        0
Bristol-Myers Squibb Co.       COM    110122108  4838     65439 SH  SOLE             65439     0        0
Cisco Systems Inc.             COM    17275R102  3149     82314 SH  SOLE             82314     0        0
EMC Corporation Mass.          COM    268648102   266      4000 SH  SOLE             4000      0        0
Eaton Vance                    COM    278265103  5265    163250 SH  SOLE             163250    0        0
Equity Office Properties       COM    294741103  3532    108263 SH  SOLE             108263    0        0
Equity Residential             COM    29476L107  5049     91284 SH  SOLE             91284     0        0
Gemstar-TV Guide Int'l Inc.    COM    36866W106  3047     66050 SH  SOLE             66050     0        0
General Electric Co.           COM    369604103  3899     81336 SH  SOLE             81336     0        0
Hewlett-Packard                COM    428236103  1852     58682 SH  SOLE             58682     0        0
Home Depot Inc.                COM    437076102  3244     71000 SH  SOLE             71000     0        0
Imperial Bancorp               COM    452556103  4786    182317 SH  SOLE             182317    0        0
Intel Corp.                    COM    458140100  2548     84770 SH  SOLE             84770     0        0
JDS Uniphase Corp.             COM    46612J101   791     18975 SH  SOLE             18975     0        0
Johnson & Johnson              COM    478160104   287      2734 SH  SOLE             2734      0        0
Kimberly Clark Corp            COM    494368103  3914     55375 SH  SOLE             55375     0        0
L-3 Communications             COM    502424104  2651     34435 SH  SOLE             34435     0        0
Ligand Pharm., Inc. Cl B       COM    53220K207  2899    207100 SH  SOLE             207100    0        0
Mercury Computer Systems Inc.  COM    589378108  2538     54650 SH  SOLE             54650     0        0
Morgan Stanley Dean Witter     COM    617446448  3796     47900 SH  SOLE             47900     0        0
Oracle Corp.                   COM    68389X105  3104    106790 SH  SOLE             106790    0        0
Pfizer Inc.                    COM    717081103  2194     47705 SH  SOLE             47705     0        0
Qualcomm Inc.                  COM    747525103  6319     76885 SH  SOLE             76885     0        0
Royal Dutch Petroleum Co.      COM    780257804  4047     66821 SH  SOLE             66821     0        0
SDL Inc.                       COM    784076101   785      5295 SH  SOLE             5295      0        0
Sandisk Corp.                  COM    80004C101  1779     64125 SH  SOLE             64125     0        0
Sara Lee Corp                  COM    803111103  4133    168250 SH  SOLE             168250    0        0
Siebel Systems                 COM    826170102  2431     35945 SH  SOLE             35945     0        0
Spieker Properties             COM    848497103  9741    194343 SH  SOLE             194343    0        0
Sun Microsystems Inc.          COM    866810104   231      8300 SH  SOLE             8300      0        0
Tyco Int'l Ltd (NEW)           COM    902124106  4011     72275 SH  SOLE             72275     0        0
Vornado Realty Trust           COM    929042109  4324    112865 SH  SOLE             112865    0        0
Wal-Mart Stores, Inc.          COM    931142103  3443     64805 SH  SOLE             64805     0        0
Watson Pharmaceuticals         COM    942683103  1959     38270 SH  SOLE             38270     0        0
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